9. Stockholders' Equity (Details 2)	9 Months Ended
Sep. 30, 2012
Stock Incentive Plan To Employees And Directors
Expected life (years)	2.5-3.8
Expected volatility	44.20%
Weighted-average volatility	44.20%
Risk-free interest rate, Minimum	3.10%
Risk-free interest rate, Maximum	6.00%
Dividend yield	0.00%
Expected forfeiture rate	1.40%
Stock Incentive Plan To Non Employees
Expected life (years)	3.5
Expected volatility	44.20%
Weighted-average volatility	44.20%
Risk-free interest rate, Maximum	6.00%
Dividend yield	0.00%
Expected forfeiture rate	0.00%